Parent company accounts - Statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Profit after tax		£ 4,382	£ 4,588	£ 2,451
Currency translation reserve
Currency translation differences	[1]	2,411	(155)	(647)
Fair value through other comprehensive income reserve movement relating to debt securities
Net (losses)/gains from changes in fair value		(6,376)	(1,383)	2,402
Net losses/(gains) transferred to net profit on disposal		68	(248)	(251)
Net losses/(gains) related to (releases of) impairment		8	(6)	1
Net gains/(losses) due to fair value hedging		4,627	1,105	(1,640)
Tax		449	170	(130)
Cash flow hedging reserve
Net (losses)/gains from changes in fair value		(7,290)	(2,212)	1,366
Net gains/(losses) transferred to net profit		543	(327)	(282)
Tax		1,808	740	(291)
Other		0	0	3
Other comprehensive (loss)/income that may be recycled to profit or loss		(3,752)	(2,316)	531
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements		(755)	1,299	(77)
Own credit		2,092	(105)	(810)
Tax		(156)	(563)	198
Other comprehensive income/(loss) not recycled to profit or loss		1,181	631	(688)
Other comprehensive (loss) for the year		(2,571)	(1,685)	(157)
Total comprehensive income for the year		1,811	2,903	2,294
Attributable to:
Equity holders of the parent		1,811	2,903	2,294
Total comprehensive income for the year		1,811	2,903	2,294
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Profit after tax		2,784	3,436	2,134
Currency translation reserve
Currency translation differences	[2]	1,149	128	(519)
Fair value through other comprehensive income reserve movement relating to debt securities
Net (losses)/gains from changes in fair value		(6,383)	(1,382)	2,405
Net losses/(gains) transferred to net profit on disposal		68	(248)	(252)
Net losses/(gains) related to (releases of) impairment		8	(6)	1
Net gains/(losses) due to fair value hedging		4,626	1,103	(1,634)
Tax		449	170	(131)
Cash flow hedging reserve
Net (losses)/gains from changes in fair value		(6,733)	(2,230)	1,375
Net gains/(losses) transferred to net profit		470	(333)	(296)
Tax		1,707	748	(291)
Other		0	0	2
Other comprehensive (loss)/income that may be recycled to profit or loss		(4,639)	(2,050)	660
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements		(791)	1,261	(85)
Own credit		1,973	(55)	(778)
Tax		(138)	(563)	190
Other comprehensive income/(loss) not recycled to profit or loss		1,044	643	(673)
Other comprehensive (loss) for the year		(3,595)	(1,407)	(13)
Total comprehensive income for the year		(811)	2,029	2,121
Attributable to:
Equity holders of the parent		(811)	2,029	2,121
Total comprehensive income for the year		£ (811)	£ 2,029	£ 2,121

[1]	Includes £1m gain (2021: £20m loss; 2020: £8m loss) on recycling of currency translation differences.
[2]	Includes £nil (2021: £nil, 2020:nil) on recycling of currency translation differences.